SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Details) - Restricted share units	6 Months Ended
Jun. 30, 2026 $ / shares shares
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding | shares	5,259,065
Granted | shares	4,708,213
Vested | shares	(229,266)
Forfeited | shares	(3,438,477)
Numbers of shares, Outstanding | shares	6,299,535
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.83
Weighted average grant date fair value, Granted | $ / shares	0.77
Weighted average grant date fair value, Vested | $ / shares	0.76
Weighted average grant date fair value, Forfeited | $ / shares	0.46
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.99